Condensed Financial Statements of the Company - Schedule of Condensed Statements of Cash Flows (Details) - Parent Company [Member]	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Schedule of Condensed Statements of Cash Flows [Line Items]
Net cash used in operating activities	¥ (37,650,417)	$ (5,158,086)	¥ (123,950,486)	¥ (2,356,633)
Net cash used in investing activities			(83,807,400)	(348,230)
Net cash provided by financing activities	24,330,278	3,333,234	185,960,991	23,868,752
Net increase/(decrease) in cash, cash equivalents and restricted cash	(13,320,139)	(1,824,852)	(21,796,895)	21,163,889
Cash, cash equivalents and restricted cash at the beginning of the year	70,915,441	9,715,376	92,712,336	71,548,447
Cash, cash equivalents and restricted cash at the end of the year	¥ 57,595,302	$ 7,890,524	¥ 70,915,441	¥ 92,712,336